Shareholder Report, Line Graph (Details) - USD ($)															6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022	Dec. 31, 2021	Jun. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A (with sales charge)
Accumulated Value	$ 13,819	$ 12,707	$ 12,338		$ 13,071		$ 11,278	$ 11,678		$ 9,338	$ 10,175	$ 9,206	$ 8,192		$ 14,974
Class C
Account Value [Line Items]
Line Graph and Table Measure Name															Class C (with sales charge)
Accumulated Value	13,502	12,511	12,236		13,065		11,355	11,851		9,548	10,483	9,563	8,569		$ 14,578
Class I
Account Value [Line Items]
Accumulated Value	1,484,946	1,362,181	1,318,269		1,392,964		1,199,385	1,239,416		988,247	1,074,560	969,866	861,023		$ 1,610,952
Class A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A (with sales charge)
Accumulated Value	11,342	11,246	10,513		13,516		10,951	12,249		10,200	11,114	10,119	9,546		$ 12,088
Class C
Account Value [Line Items]
Line Graph and Table Measure Name															Class C (with sales charge)
Accumulated Value		10,843	10,218		13,232		10,800	12,168		10,209	11,217	10,283	9,769	$ 10,000	$ 10,850
Class I
Account Value [Line Items]
Accumulated Value	1,218,970	1,205,646	1,125,179		1,442,563		1,165,603	1,300,201		1,079,681	1,175,102	1,066,325	1,003,452		1,300,432
Class I
Account Value [Line Items]
Accumulated Value	1,342,139	1,359,536	1,390,868		1,600,600		1,732,500	1,074,800	$ 1,000,000						$ 1,617,948
Class A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A (with sales charge)
Accumulated Value	9,811	10,081	9,632	$ 9,521											$ 11,724
Class I
Account Value [Line Items]
Accumulated Value	787,647	806,784	768,772		882,233	$ 1,000,000									$ 940,801
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	26,413	22,160	17,811		21,650		17,696	15,190		11,830	12,887	10,471	9,682		$ 28,989
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	19,056	17,251	16,733		17,458		15,088	15,609		12,375	12,781	10,712	9,585		$ 20,922
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Dow Jones Brookfield Global Infrastructure Index TR
Accumulated Value	15,891	14,282	13,444		14,138		11,759	12,995		10,270	11,229	9,961	8,919		$ 17,774
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	26,413	22,160	17,811		21,650		17,696	15,190		11,830	12,887	10,471	9,682		$ 28,989
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	19,056	17,251	16,733		17,458		15,088	15,609		12,375	12,781	10,712	9,585		$ 20,922
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Dow Jones Brookfield Global Infrastructure Index TR
Accumulated Value	15,891	14,282	13,444		14,138		11,759	12,995		10,270	11,229	9,961	8,919		$ 17,774
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	2,641,328	2,215,983	1,781,118		2,165,037		1,769,581	1,519,002		1,183,005	1,288,742	1,047,142	968,203		$ 2,898,867
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	1,905,582	1,725,147	1,673,313		1,745,758		1,508,798	1,560,946		1,237,456	1,278,107	1,071,186	958,454		$ 2,092,218
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Dow Jones Brookfield Global Infrastructure Index TR
Accumulated Value	1,589,088	1,428,223	1,344,408		1,413,832		1,175,896	1,299,538		1,027,030	1,122,904	996,059	891,879		$ 1,777,443
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	26,413	22,160	17,811		21,650		17,696	15,190		11,830	12,887	10,471	9,682		$ 28,989
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Developed Index
Accumulated Value	12,879	12,760	11,634		15,531		12,317	13,541		11,107	11,771	10,666	10,249		$ 13,661
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value		22,814	18,337		22,290		18,218	15,639		12,179	13,268	10,781	9,968	10,000	$ 27,193
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Developed Index
Accumulated Value		12,351	11,262		15,033		11,923	13,107		10,752	11,394	10,324	9,921	$ 10,000	$ 12,467
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	2,641,328	2,215,983	1,781,118		2,165,037		1,769,581	1,519,002		1,183,005	1,288,742	1,047,142	968,203		$ 2,898,867
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Developed Index
Accumulated Value	1,287,948	1,276,015	1,163,443		1,553,096		1,231,712	1,354,110		$ 1,110,748	$ 1,177,064	$ 1,066,566	$ 1,024,910		$ 1,366,135
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Index
Accumulated Value	1,908,568	1,601,223	1,286,998		1,564,410		1,278,662	1,097,599	1,000,000						$ 2,094,660
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	1,273,269	1,152,707	1,118,072		1,166,478		1,008,146	1,042,991	1,000,000						$ 1,397,975
S&P Global Clean Energy Transition Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Global Clean Energy Transition Index
Accumulated Value	1,133,385	1,527,329	1,917,812		2,018,790		$ 2,635,701	$ 1,092,246	$ 1,000,000						$ 1,311,336
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI Emerging Markets Net Total Return (USD) Index
Accumulated Value	11,466	10,666	9,711	$ 10,000											$ 13,217
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI Emerging Markets Net Total Return (USD) Index
Accumulated Value	$ 852,424	$ 792,922	$ 721,967		$ 903,491	$ 1,000,000									$ 982,560